Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit (Annual Rate [Member])	12 Months Ended
Dec. 31, 2013
Managing Owner [Member] | Managing Owner Fees [Member] | Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.75%
Managing Owner [Member] | Managing Owner Fees [Member] | Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.75%
Managing Owner [Member] | Underwriting Expenses [Member] | Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.35%
Managing Owner [Member] | Underwriting Expenses [Member] | Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.35%
Managing Owner [Member] | Clearing, NFA and Exchange Fees [Member] | Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	1.57%
Managing Owner [Member] | Clearing, NFA and Exchange Fees [Member] | Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	1.57%
Selling Agent [Member] | Selling Commission [Member] | Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	2.00%
Selling Agent [Member] | Selling Commission [Member] | Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	0.00%
Capital Unit, Class A [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	4.67%
Capital Unit, Class B [Member]
Operations (Details) - Schedule of Brokerage Fees Across Each Class of Unit [Line Items]
Brokerage Fee	2.67%